CONVERTIBLE NOTE PAYABLE	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
CONVERTIBLE NOTE PAYABLE [Abstract]
CONVERTIBLE NOTE PAYABLE

NOTE 4. CONVERTIBLE NOTE PAYABLE

On May 20, 2011, Ceres Ventures issued a one year convertible promissory note in the amount of $100,000 to Mr. Jeet Sidhu (the "Sidhu Convertible Note"), one of Ceres Ventures' non-employee directors. The Sidhu Convertible Note bears interest at the rate of 8.5% per annum, which interest is accrued and payable on the maturity date of the Sidhu Convertible Note. As long as the Sidhu Convertible Note remains outstanding and not fully paid, the holder has the right, but not the obligation, to convert all or any portion of the aggregate outstanding principal amount of the Sidhu Convertible Note, together with all or any portion of the accrued and unpaid interest into that number of shares, subject to certain terms and conditions, of our common stock equal to the amount of the converted indebtedness divided by $0.50 per share (after giving effect to the Reverse Split). In the event of default, as defined in the Sidhu Convertible Note agreement, the annual interest rate increases to 10% and is due on demand. Certain events of default will result in all sums of principal and interest then remaining unpaid immediately due and payable, upon demand of the holder. The issuance of the Sidhu Convertible Note did not result in a beneficial conversion feature.

Pursuant to an amendment dated December 29, 2011, the Sidhu Convertible Note is payable as follows: (a) $50,000 plus accrued and unpaid interest thereon on or before January 31, 2012 and (b) the balance of $50,000 plus accrued and unpaid interest thereon on or before April 30, 2012. On January 31, 2012, the Company made the first $50,000 installment payment plus accrued interest on that amount according to the terms of the amended agreement for a total payment of $53,086. On April 29, 2012, the Company and Mr. Sidhu entered into Amendment No. 3 related to the Sidhu Convertible Note modifying the principal and interest payment date from April 30, 2012 to June 30, 2012. At June 30, 2012, the Company did not have the cash on hand to pay the outstanding principal of $50,000 and accrued interest of $4,518. In accordance with the terms of the promissory note, the interest rate will increase to 10% per annum beginning July 1, 2012.

For the three and six month ended June 30, 2012, the Company recorded $1,059 and $2,363 for interest expense related to this convertible note payable.

NOTE 6. CONVERTIBLE NOTE PAYABLE

On May 20, 2011, Ceres Ventures issued a one year convertible promissory note in the amount of $100,000 to Mr. Jeet Sidhu (the "Sidhu Convertible Note"), one of Ceres Ventures' non-employee directors. The Sidhu Convertible Note bears interest at the rate of 8.5% per annum, which interest is accrued and payable on the maturity date of the Sidhu Convertible Note. As long as the Sidhu Convertible Note remains outstanding and not fully paid, the holder has the right, but not the obligation, to convert all or any portion of the aggregate outstanding principal amount of the Sidhu Convertible Note, together with all or any portion of the accrued and unpaid interest into that number of shares, subject to certain terms and conditions, of our common stock equal to the amount of the converted indebtedness divided by $0.50 per share (after giving effect to the Reverse Split). In the event of default, as defined in the Sidhu Convertible Note agreement, the annual interest rate increases to 10% and is due on demand. Certain events of default will result in all sums of principal and interest then remaining unpaid immediately due and payable, upon demand of the holder. The issuance of the Sidhu Convertible Note did not result in a beneficial conversion feature.

Pursuant to an amendment dated December 29, 2011, the Sidhu Convertible Note is payable as follows: (a) $50,000 plus accrued and unpaid interest thereon on or before January 31, 2012 and (b) the balance of $50,000 plus accrued and unpaid interest thereon on or before April 30, 2012.

At December 31, 2011, accrued interest on the Sidhu Convertible Note was $5,240.

On January 31, 2012, we made the first $50,000 installment payment plus accrued interest on that amount according to the terms of the amended agreement for a total payment of $53,086.